Deconsolidation	6 Months Ended
Jun. 30, 2013
Deconsolidation
14.	DECONSOLIDATION

At December 31, 2012, the Company held a 41.9% controlling interest in MED.

On January 18, 2013 the Company announced that it has entered into an agreement to sell 24 million ordinary shares, being approximately 16.9% in MED at a price of 21 cents per share which amounts to A$5.04 million, and on March 12, 2013, it entered into two further contracts to sell a total of 35 million ordinary shares, being approximately 19.9% in MED at a price of A$0.22 per share (proceeds of approximately A$7.70 million). The shares were sold to an unaffiliated third party.

Following closing, on March 26, 2013 the Company no longer held a controlling interest in MED.  The sale of the 19.9% interest in MED resulted in the deconsolidation of MED and a gain in the amount of A$9,194,000 which represents (i) the A$12,740,000 cash proceeds from the sale and the A$102,000 fair value of the retained interest less (ii) the A$3,648,000 net liabilities of MED at the date of consolidation. The gain is included in the Consolidated Statements of Comprehensive Income under gain on disposal of discontinued operations. The investment in MED is now classified as a marketable security, and accordingly is presented at its fair market value. The fair value of the remaining investment in MED was at market value at June 30, 2013, based on quoted prices on the Australian Stock Exchange, and is classified as a Level 1 asset according to the fair value hierarchy.

Assets and liabilities at the date of deconsolidation and the comparative December 31, 2012 consist of the following:

	March 26, 2013 A$000s	December 31, 2012 A$000s
Assets
Current assets	3,845	1,938
Receivables - affiliates	527	200
Other non-current assets	994	777
Property, plant and equipment	4,878	1,660
Mineral rights	13,745	14,095
Goodwill	1,093	1,093

Total assets	25,082	19,763

Liabilities
Current liabilities	2,311	1,035
Reclamation and rehabilitation	1,008	1,007

Total liabilities related to assets	3,319	2,042

Non-controlling interests	18,115	13,018

Net book value of assets at deconsolidation	3,648	4,703

The Company’s interest in Merlin at June 30, 2013 is 0.28%.